Revenue - Summary of revenue of geographical areas (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of detailed information about revenue by geographic area
Revenue	€ 133,395	€ 170,976
EMEA
Disclosure of detailed information about revenue by geographic area
Revenue	55,411	75,704
North America
Disclosure of detailed information about revenue by geographic area
Revenue	58,304	64,324
Greater China
Disclosure of detailed information about revenue by geographic area
Revenue	10,237	19,761
Other Asia
Disclosure of detailed information about revenue by geographic area
Revenue	€ 9,443	€ 11,187